Related Party Transactions (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Related Party Transaction [Line Items]
Amount due from related parties	¥ 1,208,698		¥ 878,754		$ 165,591
Amount due to related parties	172,348		189,943		23,612
Related Party
Related Party Transaction [Line Items]
Amount due from related parties	106,934		71,505		14,650
Amount due to related parties	69,606		84,147		9,536
Kingsoft Group | Services received from
Related Party Transaction [Line Items]
Amount	12,243	$ 1,677	14,248	¥ 15,236
Kingsoft Group | Related Party
Related Party Transaction [Line Items]
Amount due from related parties	6,455		4,188		884
Amount due to related parties	2,662		3,597		365
Tencent Group | Services received from
Related Party Transaction [Line Items]
Amount	19,444	2,664	13,293	20,534
Tencent Group | Services provided to
Related Party Transaction [Line Items]
Amount	6,668	914	9,565	12,479
Tencent Group | Related Party
Related Party Transaction [Line Items]
Amount due from related parties	40,481		5,476		5,546
Amount due to related parties	12,570		9,776		1,722
OrionStar Group | Services received from
Related Party Transaction [Line Items]
Amount			2,324	347
OrionStar Group | Services provided to
Related Party Transaction [Line Items]
Amount			2,402	2,610
OrionStar Group | Purchase of products and equipment
Related Party Transaction [Line Items]
Amount			991	1,130
Pixiu Group | Services provided to
Related Party Transaction [Line Items]
Amount	1,220	167	972	433
Pixiu Group | Loans and investments provided to
Related Party Transaction [Line Items]
Amount				14,181
Pixiu Group | Related Party
Related Party Transaction [Line Items]
Amount due from related parties	21,839		21,097		2,992
Other Related Parties | Related Party
Related Party Transaction [Line Items]
Amount due from related parties	26,282		20,090		3,601
Amount due to related parties	54,374		70,774		7,449
Liveme Group | Services provided to
Related Party Transaction [Line Items]
Amount	27,531	3,772	35,006	¥ 33,305
Liveme Group | Related Party
Related Party Transaction [Line Items]
Amount due from related parties	11,877		¥ 20,654		$ 1,627
Others | Sales of products and equipment
Related Party Transaction [Line Items]
Amount	¥ 17,726	$ 2,428